OTHER CURRENT ASSETS - Movements in the provision for impairment of other current assets (Details) - Impairment on other current assets - Other current assets [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for impairment of other current assets
At beginning of year	¥ 3,207,132	¥ 2,273,183	¥ 1,733,567
Provision for impairment	96,725	1,053,773	673,277
Write off	(3,020)	(135,049)	(113,504)
Reversal	(105,023)	(4,877)	(20,157)
Others	(826)	20,102
As at December 31,	¥ 3,194,988	¥ 3,207,132	¥ 2,273,183